Submission	Oct. 08, 2024
Submission [Line Items]
Central Index Key	0001658247
Registrant Name	Crinetics Pharmaceuticals, Inc.
Registration File Number	333-280407
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES